State Street SPDR Bloomberg 1-3 Month T-Bill ETF Expense Example - State Street SPDR Bloomberg 1-3 Month T-Bill ETF - State Street SPDR Bloomberg 1-3 Month T-Bill ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	44
Expense Example, with Redemption, 5 Years	76
Expense Example, with Redemption, 10 Years	$ 173